ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for doubtful accounts consist of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable	$62,789,964	$69,857,239
Less: provision for doubtful accounts	(6,426,781)	(4,702,394)
Accounts receivable, net of provision for doubtful accounts	$56,363,183	$65,154,845

Provisions for doubtful accounts of accounts receivable were $4,155,246, $1,960,604 and $1,561,805 for the years ended December 31, 2021, 2020 and 2019, respectively. Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2021	2020
Balance at beginning of the year	$4,702,394	$2,460,780
Charge to expenses	4,155,246	1,960,604
Writing off of accounts receivable	(2,562,857)	–
Foreign exchange loss	131,998	281,010
Balance at end of the year	$6,426,781	$4,702,394